OTHER NON-FINANCIAL LIABILITIES (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
OTHER NON-FINANCIAL LIABILITIES.
Dividends payable, Current	$ 412,358	$ 140,474,025
Others, Current	77,609	1,629,557
Total, Current	489,967	142,103,582
Others, Non-Current	3,782,958	2,252,985
Total, Non-Current	$ 3,782,958	$ 2,252,985